CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Accounts receivable, allowance	$ 2,551	16,057		1,431
Deposits for non-current assets, reserve	$ 3,685	23,192		2,513
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, authorized	450,000,000	450,000,000	450,000,000	450,000,000
Ordinary shares, issued	142,353,532	142,353,532	142,353,532	142,353,532
Ordinary shares, outstanding	142,353,532	142,353,532	142,353,532	142,353,532